Other reserves	12 Months Ended
Dec. 31, 2024
Other reserves.
Other reserves

26.Other reserves

				Foreign
	Restruct-	Share-based	Loss on	exchange
	uring	payment	transactions	translation
	reserve	reserve	between owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000

At January 1, 2022	4,019	176,698	(840,359)	(183,269)	(842,911)
Other comprehensive income	—	—	—	59,521	59,521
Recognition of share-based payment expense	—	13,423	—	—	13,423
Exercise of share options	—	(88,469)	—	—	(88,469)
Other reclassifications related to share-based payment	—	(2,835)	—	—	(2,835)
At December 31, 2022	4,019	98,817	(840,359)	(123,748)	(861,271)

Other comprehensive income	—	—	—	950,855	950,855
Recognition of share-based payment expense	—	13,168	—	—	13,168
Exercise of share options	—	(92,896)	—	—	(92,896)
Other reclassifications related to share-based payment	—	(1,426)	—	—	(1,426)
At December 31, 2023	4,019	17,663	(840,359)	827,107	8,430

Other comprehensive income, net of recycling	—	—	—	1,039,829	1,039,829
Recognition of share-based payment expense	—	27,769	—	—	27,769
Exercise of share options	—	(8,327)	—	—	(8,327)
At December 31, 2024	4,019	37,105	(840,359)	1,866,936	1,067,701

Restructuring reserve

This reserve is the excess of consideration over net assets acquired in business combinations under common control arising from Group restructuring. This is a non-distributable reserve.

Share-based payment reserve

This reserve represents the cumulative amounts charged in respect of unsettled options issued to employees of the Group and the impact of the B-BBEE share-based payment transaction as described in note 28.2. This is a non-distributable reserve.

Loss on transactions between owners

This reserve is the accumulated loss arising from transactions between parent and non-controlling interests shareholders.

Foreign exchange translation reserve

This non-distributable reserve is the accumulated exchange gains and losses arising from the translation of foreign operations from those operations’ functional currencies to the Group’s reporting currency. This is net of any foreign exchange gains or losses recycled to the income statement upon the disposal of subsidiaries.